FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 2, 2011

Filed Via EDGAR (CIK #0000353316)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN TAX-EXEMPT MONEY FUND

          File Nos. 002-72614 and 811-03193

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 28, 2011.

Sincerely yours,

FRANKLIN TAX-EXEMPT MONEY FUND

/S/ David P. Goss

David P. Goss

Vice President

DPG/ksa